OTHER ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Non-current portion of ore stockpiles (Note 18)	$ 151.7	$ 167.3
Income tax recoverable and installments	9.0	6.9
Tax credits recoverable	58.1	70.6
Advances, deposits and prepaids	68.8	67.4
Other	3.0	4.1
Other non-financial assets	290.6	316.3
Current	100.9	113.3
Non-current	$ 189.7	$ 203.0